Estimated Annual Amortization Expense for Other Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
2014	$ 1,486
2015	1,215
2016	971
2017	784
2018	$ 619